Interest Income and Expense	6 Months Ended
Apr. 30, 2020
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Interest Income and Expense

NOTE 21:  INTEREST INCOME AND EXPENSE

The following table presents interest income and interest expense by basis of accounting measurement. Refer to Note 2 of the 2019 Annual Consolidated Financial Statements for the type of instruments measured at amortized cost and FVOCI.

Interest Income and Expense[1]

(millions of Canadian dollars)		For the three months ended
	April 30, 2020		April 30, 2019
	Interest income	Interest expense	Interest income	Interest expense
Measured at amortized cost[2]	$7,331	$1,823	$7,725	$2,823

Measured at FVOCI	636	–	829	–
	7,967	1,823	8,554	2,823

Not measured at amortized cost or FVOCI[3]	1,456	1,140	1,719	1,578
Total	$9,423	$2,963	$10,273	$4,401

		For the six months ended
	April 30, 2020		April 30, 2019
	Interest income	Interest expense	Interest income	Interest expense
Measured at amortized cost[2]	$15,288	$4,340	$15,550	$5,751

Measured at FVOCI	1,281	–	1,689	–
	16,569	4,340	17,239	5,751

Not measured at amortized cost or FVOCI[3]	3,248	2,716	3,578	3,334
Total	$19,817	$7,056	$20,817	$9,085

[1]	Certain comparative amounts have been reclassified to conform with the presentation adopted in the current period.
[2]	Includes interest expense on lease liabilities for the three and six months ended April 30, 2020 of $38 million and $77 million, respectively, upon adoption of IFRS 16 on November 1, 2019.
[3]	Includes interest income, interest expense, and dividend income for financial instruments that are measured or designated at FVTPL and equities designated at FVOCI.